UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 95.4%
Angola 0.8%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $1,000,000)		1,000,000	952,700
Argentina 6.0%
Arcor SAIC, 144A, 6.0%, 7/6/2023		3,000,000	3,134,340
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		1,125,000	1,240,313
Republic of Argentina, 144A, 7.5%, 4/22/2026		1,000,000	1,086,000
YPF SA, 144A, 8.5%, 7/28/2025		1,750,000	1,844,062
(Cost $6,845,034)			7,304,715
Armenia 1.8%
Republic of Armenia, 144A, 7.15%, 3/26/2025 (Cost $2,048,928)		2,100,000	2,214,786
Brazil 0.0%
Independencia International Ltd., REG S, 12.0%, 12/30/2016 * (Cost $2,767,977)		1,574,386	0
Cayman Islands 5.7%
Agricola Senior Trust, 144A, 6.75%, 6/18/2020 (b)		1,000,000	1,027,240
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,000,000	2,683,295
GrupoSura Finance SA, 144A, 5.5%, 4/29/2026		3,000,000	3,232,500
(Cost $7,218,808)			6,943,035
Chile 1.3%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (Cost $1,476,870)		1,500,000	1,609,167
Costa Rica 1.7%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $1,969,837)		2,000,000	2,135,000
Dominican Republic 0.9%
Dominican Republic, 144A, 5.5%, 1/27/2025 (Cost $1,015,820)		1,000,000	1,037,500
Ecuador 2.4%
Republic of Ecuador, 144A, 10.75%, 3/28/2022 (Cost $3,000,000)		3,000,000	2,989,500
Greece 0.4%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021 (Cost $496,350)		500,000	526,900
Hungary 7.6%
Republic of Hungary:
4.0%, 3/25/2019		3,000,000	3,121,488
5.375%, 2/21/2023		4,000,000	4,480,000
6.375%, 3/29/2021		400,000	457,767
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,231,156
(Cost $9,188,185)			9,290,411
India 1.0%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026 (c)		200,000	198,162
Export-Import Bank of India, 144A, 3.375%, 8/5/2026 (c)		1,000,000	1,003,110
(Cost $1,197,492)			1,201,272
Indonesia 7.1%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	26,800,000,000	2,260,869
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		1,550,000	1,678,452
144A, 5.625%, 5/20/2043		2,000,000	2,067,914
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		2,500,000	2,653,250
(Cost $7,831,386)			8,660,485
Ireland 0.8%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023 (Cost $996,250)		1,000,000	988,750
Ivory Coast 1.0%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,175,460)		1,200,000	1,203,096
Kazakhstan 2.8%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		2,450,000	2,266,740
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,000,000	1,100,100
(Cost $3,271,615)			3,366,840
Luxembourg 2.7%
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022 (Cost $3,236,831)		3,000,000	3,307,500
Mexico 9.0%
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022 (b)		1,000,000	1,009,500
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		642,000	712,620
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		750,000	736,725
Elementia SAB de CV, 144A, 5.5%, 1/15/2025		3,000,000	3,119,193
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		870,000	911,847
United Mexican States:
3.375%, 2/23/2031	EUR	1,500,000	1,936,936
Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,072,886
Series M-20, 10.0%, 12/5/2024	MXN	8,100,000	549,938
(Cost $11,431,906)			11,049,645
Morocco 1.0%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,243,234
Namibia 1.7%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $1,980,860)		2,000,000	2,087,900
Netherlands 8.2%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	841,664
GTH Finance BV, 144A, 7.25%, 4/26/2023		2,000,000	2,100,000
Marfrig Holdings Europe BV, 144A, 8.0%, 6/8/2023		3,000,000	3,082,500
Petrobras Global Finance BV:
8.375%, 5/23/2021		1,480,000	1,564,730
8.75%, 5/23/2026		1,150,000	1,195,655
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		1,250,000	1,278,062
(Cost $9,694,997)			10,062,611
Panama 2.0%
Republic of Panama, 3.875%, 3/17/2028 (Cost $2,227,838)		2,250,000	2,418,750
Paraguay 4.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,012,500
Republic of Paraguay:
144A, 4.625%, 1/25/2023		500,000	522,500
144A, 6.1%, 8/11/2044		1,200,000	1,341,000
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		2,200,000	2,277,000
(Cost $4,974,151)			5,153,000
Peru 4.8%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	540,000
Republic of Peru:
2.75%, 1/30/2026	EUR	2,500,000	3,096,163
4.125%, 8/25/2027		2,000,000	2,220,000
(Cost $5,270,914)			5,856,163
Philippines 2.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,455,000
Republic of Philippines, 3.7%, 3/1/2041		1,000,000	1,149,547
(Cost $2,062,414)			2,604,547
Romania 1.7%
Government of Romania, 144A, 2.75%, 10/29/2025 (Cost $1,968,200)	EUR	1,750,000	2,054,326
Russia 3.3%
Russian Federation, 144A, 5.0%, 4/29/2020		1,800,000	1,917,000
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,021,250
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	1,070,600
(Cost $3,902,739)			4,008,850
Slovenia 0.9%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $1,072,529)		1,000,000	1,142,500
Sri Lanka 8.9%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	1,000,580
144A, 8.875%, 9/18/2018		1,530,000	1,656,378
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		2,800,000	2,860,278
144A, 5.75%, 1/18/2022		605,000	624,893
144A, 6.825%, 7/18/2026		1,010,000	1,052,071
144A, 6.85%, 11/3/2025		3,500,000	3,685,598
(Cost $10,554,380)			10,879,798
United States 1.1%
Cemex Finance LLC, 144A, 9.375%, 10/12/2022 (b)		500,000	551,875
U.S. Treasury Bill, 0.26% **, 12/1/2016		340,000	339,662
U.S. Treasury Note, 1.0%, 8/31/2016		500,000	500,330
(Cost $1,381,082)			1,391,867
Uruguay 2.5%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $3,065,390)		3,000,000	3,037,500
Total Bonds (Cost $115,699,766)			116,722,348
		Contract Amount ($)	Value ($)
Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
United States
iShares JPMorgan USD Emerging Markets Bond Fund, Expiration Date 12/16/2016, Strike Price $90.0 (Cost $41,850)		900	16,643
		Shares	Value ($)
Securities Lending Collateral 1.7%
Daily Assets Fund "Capital Shares", 0.50% (d) (e) (Cost $2,056,678)		2,056,678	2,056,678
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $104,516)		104,516	104,516

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $117,902,810) †	97.2	118,900,185
Notes Payable	(1.9)	(2,350,000)
Other Assets and Liabilities, Net	4.7	5,743,606
Net Assets	100.0	122,293,791

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,767,977	0

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $117,927,808. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $972,377. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,612,330 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,639,953.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $1,966,855, which is 1.6% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	10,400,000	USD	557,506	8/5/2016	3,016	BNP Paribas
MXN	26,158,300	USD	1,478,332	8/5/2016	83,668	Citigroup, Inc.
USD	8,536,465	ZAR	134,887,900	8/5/2016	1,174,889	Morgan Stanley
USD	2,383,906	BRL	8,800,000	8/22/2016	311,426	BNP Paribas
USD	1,100,325	AUD	1,500,000	8/23/2016	38,875	Australia & New Zealand Banking Group Ltd.
USD	2,258,668	EUR	2,040,000	9/27/2016	27,411	Nomura International PLC
USD	1,120,522	ZAR	17,000,000	9/27/2016	90,739	BNP Paribas
USD	1,234,074	RUB	83,300,000	10/28/2016	1,567	Nomura International PLC
Total unrealized appreciation					1,731,591
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,444,182	MXN	26,158,300	8/5/2016	(49,518)	Citigroup, Inc.
ZAR	134,887,900	USD	9,168,604	8/5/2016	(542,751)	JPMorgan Chase Securities, Inc.
BRL	8,800,000	USD	2,410,042	8/22/2016	(285,290)	BNP Paribas
AUD	4,500,000	USD	3,363,256	8/23/2016	(54,345)	Australia & New Zealand Banking Group Ltd.
AUD	3,000,000	USD	2,224,365	8/23/2016	(54,036)	Macquarie Bank Ltd.
ZAR	17,000,000	USD	1,155,400	9/27/2016	(55,861)	BNP Paribas
EUR	2,040,000	USD	2,251,038	9/27/2016	(35,040)	Nomura International PLC
GBP	1,060,000	USD	1,391,143	10/21/2016	(13,662)	Citigroup, Inc.
EUR	7,500,000	USD	8,292,233	10/21/2016	(121,208)	Danske Bank AS
TWD	38,900,000	USD	1,197,620	11/30/2016	(23,862)	Nomura International PLC
TWD	38,900,000	USD	1,209,489	12/22/2016	(12,594)	Nomura International PLC
TWD	38,900,000	USD	1,198,767	12/29/2016	(23,507)	Nomura International PLC
Total unrealized depreciation					(1,271,674)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Bonds	$—	$116,722,348	$0	$116,722,348
Short-Term Investments (f)	2,161,194	—	—	2,161,194
Derivatives (g)
Options Purchased	16,643	—	—	16,643
Forward Foreign Currency Exchange Contracts	—	1,731,591	—	1,731,591
Total	$2,177,837	$118,453,939	$0	$120,631,776
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(1,271,674)	$—	$(1,271,674)
Total	$—	$(1,271,674)	$—	$(1,271,674)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include options purchased, at value and unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Options
Equity Contracts	$ —	$ (25,207)
Foreign Exchange Contracts	$ 459,917	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016